Other disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of €)	2018	2017	2016
Short term employee benefits	€4,236	€3,126	€1,832
Post employment benefits	153	115	125
Termination benefits	—	—	—
Share‑based payment (1)	13,363	12,041	2,261
Employer social security contributions stock options (2)	2,792	3,073	436
	€20,544	€18,355	€4,654
(1)	Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula.
(2)

The Company incurs employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

Schedule of number and weighted average exercise prices of share options roll forward

	2018		2017		2016
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	2,862,216	€11.54	2,293,636	€7.72	1,752,926	€5.37
Granted	1,040,475	85.37	774,361	20.74	712,176	12.82
Exercised	(319,671)	7.02	(203,412)	3.46	(140,292)	3.52
Forfeited	(46,369)	30.44	(2,369)	12.52	(31,174)	10.90
Outstanding at December 31,	3,536,651	33.42	2,862,216	11.54	2,293,636	7.72
Exercisable at December 31,	1,859,315	€9.62	1,598,829	€6.80	1,257,091	€4.68

Schedule of auditors' fees expensed in the income statement

	Year Ended December 31,
Fees	2018	2017	2016
	in thousands of €
Audit fees (1)	€648	€179	€85
Audit-related fees	143	724	65
Tax and other services (2)	—	—	2
Total	€791	€903	€152
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax and other services performed conducted by the Deloitte network.

Schedule of overview of Subsidiaries

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers

Executive Directors
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

			Pension
2016	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	253,284	101,314	11,929	10,284	488,020	9,184	874,015
Eric Castaldi	235,952	82,583	84,972	136,124	786,035	—	1,325,666
Total	489,236	183,897	96,901	146,408	1,274,055	9,184	2,199,681

			Pension
2017	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	303,941	301,635	14,315	9,459	2,968,195	9,601	3,607,146
Eric Castaldi	271,344	173,284	62,335	254,732	4,089,209	14,979	4,865,883
Total	575,285	474,919	76,650	264,191	7,057,404	24,580	8,473,029

			Pension
2018	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768
Total	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768
(1)

Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula, and the employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

(2)	Consists of rent paid by the Company, costs attributable to the lease of a company car and employer-paid medical insurance premiums.

Schedule of number and weighted average exercise prices of share options roll forward

The table below shows the number of stock options granted to the executive directors during the years ended December 31, 2018, 2017 and 2016 and their exercise price equal to the fair market value upon date of grant, and the stock options exercised during 2018, 2017 and 2016.

2016	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	50,000	10	years	11.47
	30,600	10	years	14.13
				3.95	53,092
				2.44	72,200
Eric Castaldi	28,200	10	years	11.47
	28,200	10	years	14.13
Total	137,000				125,292

2017	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	21.17
				2.44	65,380
Eric Castaldi	43,200	10	years	21.17
Total	123,200				65,380

2018	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren (1)	80,000	5 / 10	years	86.32
				7.17	40,000
Total	80,000				40,000
(1)	On December 21, 2018, the Company granted options for which the beneficiary had a 60-day period to choose between a contractual term of five or ten years.

The table below shows the stock options held at the start of the year ended December 31, 2018, the stock options granted to executive directors which have vested during the year ended December 31, 2018 and the stock options to vest in the years until 2021.

	Total			Total
	options			options	Options
	held on	options	options	held on	vested		Options		Options		Options		Options
	January 1,	granted in	exercised in	December 31,	until	Exercise	vested in	Exercise	to vest	Exercise	to vest	Exercise	to vest	Exercise
Name	2018	2018	2018	2018	2017	price	2018	price	2019	price	2020	price	2021	price
Tim Van Hauwermeiren	296,200	80,000	(40,000)	336,200	65,000	7.17
					20,400	9.47	10,200	9.47
					26,389	11.47	16,667	11.47	6,944	11.47
					10,200	14.13	10,200	14.13	10,200	14.13
							26,667	21.17	26,666	21.17	26,667	21.17
									26,667	86.32	26,666	86.32	26,667	86.32

Schedule of weighted average contractual term

Name	Number of options	Remaining term at December 31, 2018 (rounded up)
Tim Van Hauwermeiren	65,000	6.0		years
	30,600	7.0		years
	50,000	7.5		years
	30,600	8.0		years
	80,000	9.0		years
	80,000	5.0 / 10.0	(1)	years
(1)	On December 21, 2018, the Company granted options for which the beneficiary had a 60-day period to choose between a contractual term of five or ten years.

Non-executive Directors
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

	2018	2017	2016
Peter Verhaeghe	€77,500	€77,500	€55,000
David L Lacey	50,000	50,000	45,930
Werner Lanthaler	55,000	55,000	45,000
Pamela Klein	42,500	42,500	35,000
Don Debethizy	52,500	52,500	43,000
A.A. Rosenberg	42,500	42,500	—
James M. Daly	35,000	—	—
Total	€355,000	€320,000	€223,930

Schedule of number and weighted average exercise prices of share options roll forward

The table below shows the number of stock options granted to the non-executive directors during the years ended December 31, 2018, 2017 and 2016 and their exercise price, based on the 30 day average stock price prior to their date of grant, and the stock options exercised during the years ended December 31, 2018, 2017 and 2016.

2016	ESOPs	Term		Exercise price	Exercised
Peter Verhaeghe	10,000	10	years	11.38
David L Lacey	10,000	10	years	11.38
Werner Lanthaler	10,000	10	years	11.38
Don Debethizy	10,000	10	years	11.38
Pamela Klein	10,000	10	years	11.38
A.A. Rosenberg (1)	15,000	10	years	14.13
Total	65,000				—
(1)

15,000 stock options were granted to Msc. A.A. Rosenberg in December 2016 in his capacity of consultant to the Company. Msc. A.A. Rosenberg was appointed as a member of our board of directors at our Annual General Meeting in April 2017.

2017	ESOPs	Term		Exercise price	Exercised
David L Lacey	15,000	10	years	21.37
Total	15,000				—

2018	ESOPs	Term		Exercise price	Exercised
James M. Daly	15,000	10	years	80.82
Peter Verhaeghe	10,000	10	years	86.32
David L Lacey	10,000	10	years	86.32
Werner Lanthaler	10,000	10	years	86.32
				2.44	3,566
				7.17	5,000
				2.44	10,850
				11.38	5,556
Don Debethizy	10,000	10	years	86.32
Pamela Klein	10,000	10	years	86.32
A.A. Rosenberg	10,000	10	years	86.32
James M. Daly	10,000	10	years	86.32
Total	85,000				24,972

The table below shows the stock options held at the start of the year ended December 31, 2018 and the stock options granted to the non‑executive directors which have vested during the year ended December 31, 2018, as well as the stock options to vest in the years ending December 31, 2019, December 31, 2020 and December 31, 2021 (in number of stock options), and the respective exercise price of such stock options:

	Total			Total					Options		Options		Options
	options	Options	Options	options	Options		Options		to		to		to
	held on	granted	exercised	held on	vested		vested		vest		vest		vest
	January 1,	in	in	December 31,	until	Exercise	in	Exercise	in	Exercise	in	Exercise	in	Exercise
Name	2018	2018	2018	2018	2017	price	2018	price	2019	price	2020	price	2021	price
Peter Verhaeghe	34,585	10,000		44,585	11,626	€2.44
					7,959	€3.95
					5,000	€7.17
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

David L. Lacey	44,443	10,000		54,443	6,643	€2.44
					12,800	€7.17
					5,000	€11.38	3,333	€11.38	1,667	€11.38
							5,000	€21.17	5,000	€21.17	5,000	€21.17
									3,333	€86.32	3,334	€86.32	3,333	€86.32

Werner Lanthaler	29,416	10,000	(24,972)	14,444	—	€2.44
					—	€7.17
					—	€11.38	2,777	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

J. Donald deBethizy	25,000	10,000		35,000	12,500	€11.44	2,500	€11.44
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

Pamela Klein	25,000	10,000		35,000	12,500	€11.44	2,500	€11.44
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

A.A. Rosenberg	15,000	10,000		25,000	5,000	€14.13	5,000	€14.13	5,000	€14.13
									3,333	€86.32	3,334	€86.32	3,333	€86.32

James M. Daly	—	25,000		25,000					7,500	€80.82	5,000	€80.82	2,500	€80.82
									3,333	€86.32	3,334	€86.32	3,333	€86.32

Schedule of weighted average contractual term

Remaining term on
	Number of	December 31, 2018
Name	stock options	(rounded up)
Peter K.M. Verhaeghe	3,650	1.5 years
	2,340	2.0 years
	5,560	4.5 years
	3,181	5.0 years
	9,854	6.0 years
	10,000	7.5 years
	10,000	10.0 years
David L. Lacey	3,180	4.5 years
	1,818	5.0 years
	14,445	6.0 years
	10,000	7.5 years
	15,000	9.0 years
	10,000	10.0 years
Werner Lanthaler	4,444	7.5 years
	10,000	10.0 years
J. Donald deBethizy	15,000	6.5 years
	10,000	7.5 years
	10,000	10.0 years
Pamela Klein	15,000	6.5 years
	10,000	7.5 years
	10,000	10.0 years
A.A. Rosenberg	15,000	8.0 years
	10,000	10.0 years
James M. Daly	15,000	9.5 years
	10,000	10.0 years